Income Taxes - Movement in Net Deferred Tax Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	$ 1,251	$ 1,049
Acquisitions (disposals) through business combinations		(67)
Charged to statement of operations	196	371
Charged to other comprehensive income	85	(112)
Charged to equity, other than other comprehensive income		(1)
Foreign exchange rate movements and Other	(6)	11
Ending balance, deferred tax assets	1,526	1,251
Investments
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	(1,240)	(1,040)
Acquisitions (disposals) through business combinations		0
Charged to statement of operations	53	(149)
Charged to other comprehensive income	25	(54)
Charged to equity, other than other comprehensive income		0
Foreign exchange rate movements and Other	(16)	3
Ending balance, deferred tax assets	(1,178)	(1,240)
Policy liabilities
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	1,621	1,121
Acquisitions (disposals) through business combinations		0
Charged to statement of operations	48	494
Charged to other comprehensive income	30	0
Charged to equity, other than other comprehensive income		0
Foreign exchange rate movements and Other	28	6
Ending balance, deferred tax assets	1,727	1,621
Deferred acquisition costs
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	82	83
Acquisitions (disposals) through business combinations		0
Charged to statement of operations	(9)	0
Charged to other comprehensive income	0	0
Charged to equity, other than other comprehensive income		0
Foreign exchange rate movements and Other	1	(1)
Ending balance, deferred tax assets	74	82
Losses available for carry forward
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	708	697
Acquisitions (disposals) through business combinations		0
Charged to statement of operations	125	62
Charged to other comprehensive income	17	(50)
Charged to equity, other than other comprehensive income		(1)
Foreign exchange rate movements and Other	3	0
Ending balance, deferred tax assets	853	708
Pension and other employee benefits
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	322	338
Acquisitions (disposals) through business combinations		0
Charged to statement of operations	(14)	(5)
Charged to other comprehensive income	9	(8)
Charged to equity, other than other comprehensive income		0
Foreign exchange rate movements and Other	(16)	(3)
Ending balance, deferred tax assets	301	322
Other
Reconciliation of changes in deferred tax assets [abstract]
Beginning balance, deferred tax assets	(242)	(150)
Acquisitions (disposals) through business combinations		(67)
Charged to statement of operations	(7)	(31)
Charged to other comprehensive income	4	0
Charged to equity, other than other comprehensive income		0
Foreign exchange rate movements and Other	(6)	6
Ending balance, deferred tax assets	$ (251)	$ (242)